Note 8 - Income Tax - Summary of Income Tax Expense (Benefit) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of income tax [line items]
Current tax	$ (589,706)	$ (215,467)	$ (121,048)
Deferred tax	(27,530)	26,019	97,898
Tax charge	$ (617,236)	$ (189,448)	$ (23,150)